UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6537
Van Kampen Trust For Investment Grade New York Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York    10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments • January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 193.8%
	New York 184.9%
$1,750	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.250%	11/15/32	$1,222,252
1,000	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750	11/15/27	807,420
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser A (AMBAC Insd)	5.750	08/01/25	1,009,130
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser B (AMBAC Insd)	5.750	08/01/30	997,550
1,000	Broome Cnty, NY Indl Dev Agy Continuing Care Retirement Good Shepard Vlg, Ser A	6.750	07/01/28	736,190
1,300	Broome Cnty, NY Indl Dev Agy Continuing Care Retirement Good Shepard Vlg, Ser A	6.875	07/01/40	869,882
990	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	537,709
2,400	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	1,435,464
1,250	Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)	5.750	05/01/23	1,318,350
1,000	Erie Cnty, NY Pub Impt, Ser C (AMBAC Insd) (Prerefunded @ 7/01/10)	5.500	07/01/29	1,078,990
1,000	Essex Cnty, NY Indl Dev Agy Rev Intl Paper Rfdg, Ser A (AMT)	5.200	12/01/23	638,490

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$10,000	Haverstraw Stony Point NY Cent Sch Dist (FSA Insd)	4.500%	10/15/34	$8,624,400
1,500	Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac	5.000	10/01/30	1,382,430
2,000	Islip, NY Res Recovery Agy Rev 1985 Fac, Ser B (AMBAC Insd) (AMT)	7.250	07/01/11	2,147,680
3,000	Liberty, NY Dev Corp Rev Goldman Sachs Headquarters	5.250	10/01/35	2,435,520
1,935	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	1,816,307
750	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	5.500	02/01/32	552,022
1,000	Madison Cnty, NY Indl Dev Agy Morrisville St College Fndtn, Ser A (CIFG Insd)	5.000	06/01/28	781,320
4,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	4,249,840
10,000	Metropolitan Trans Auth NY Rev, Ser B (BHAC Insd) (a)	5.000	11/15/31	9,945,650
4,000	Metropolitan Trans Auth NY Svc Contract Rfdg, Ser A	5.125	01/01/29	3,824,280
1,500	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,100,280
8,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	5,548,400

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$10,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250%	11/01/37	$7,122,200
3,750	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	3,221,362
3,375	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	2,043,022
2,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd) (b)	6.500	01/01/46	2,036,420
3,710	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT)	5.500	01/01/19	3,460,911
3,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT)	5.500	01/01/20	2,744,790
5,750	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT)	5.500	01/01/21	5,139,293
1,450	New York City Indl Dev Civic Fac Rev YMCA Gtr NY Proj	5.800	08/01/16	1,453,233
2,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser B (FSA Insd)	5.000	06/15/29	1,984,740
2,250	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser C	5.000	06/15/31	2,179,192
10,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser C (a)	5.000	06/15/31	9,685,500
12,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/37	11,474,280
2,650	New York City Muni Wtr Fin, Ser B	6.000	06/15/33	2,822,700
3,300	New York City, Ser F1	5.500	11/15/28	3,352,140
2,000	New York City, Ser G	5.000	12/01/25	1,973,440

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,400	New York City, Ser G	5.000%	12/01/26	$1,372,392
10	New York City, Ser K (Prerefunded @ 8/01/09)	5.625	08/01/13	10,362
10,000	New York City, Subser I-1 (a)	5.000	02/01/26	9,809,350
10,000	New York City, Subser L-1 (a)	5.000	04/01/27	9,731,750
6,250	New York City Transitional Cultural Res Rev Amern Museum Nat History Rfdg, Ser A (MBIA Insd)	5.000	07/01/44	5,866,250
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	959,220
1,000	New York St Dorm Auth Lease Rev Master Boces Pgm, Ser A (FSA Insd)	5.250	08/15/17	1,071,880
5,200	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	3,970,564
2,750	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.100	07/01/34	1,947,247
3,500	New York St Dorm Auth Rev City Univ Cons Third, Ser 1 (FGIC Insd)	5.250	07/01/25	3,508,365
3,125	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,548,094
2,500	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,678,250
1,670	New York St Dorm Auth Rev Dept Ed	5.250	07/01/19	1,814,372
2,500	New York St Dorm Auth Rev Dept Hlth, Ser A (CIFG Insd)	5.000	07/01/25	2,397,150

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,200	New York St Dorm Auth Rev Grace Manor Hlthcare Fac (SONYMA Insd)	6.150%	07/01/18	$2,202,926
3,800	New York St Dorm Auth Rev Hosp (MBIA Insd)	5.000	08/01/33	3,298,818
2,340	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	2,342,621
1,000	New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)	6.500	07/01/10	1,043,630
1,720	New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)	6.500	07/01/11	1,826,520
3,750	New York St Dorm Auth Rev Mem Sloan Kettering Cancer Center, (MBIA Insd)	5.500	07/01/23	4,086,150
2,100	New York St Dorm Auth Rev Non St Supported Debt Columbia Univ	5.000	07/01/38	2,112,453
2,000	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.000	07/01/35	1,037,360
2,525	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.125	07/01/30	1,479,170
4,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	3,540,400
4,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/34	3,235,160
1,455	New York St Dorm Auth Rev Non St Supported Debt Mental Hlth Svc, Ser B (MBIA Insd)	5.250	08/15/31	1,414,507

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$5,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000%	07/01/36	$2,768,550
2,870	New York St Dorm Auth Rev Non St Supported Debt NY Univ Ser C	5.000	07/01/38	2,734,077
3,000	New York St Dorm Auth Rev Non St Supported Debt Orange Reg Med Ctr	6.500	12/01/21	2,524,800
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser B (FSA Insd)	5.000	04/01/36	1,911,200
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser D	5.750	10/01/24	2,139,080
3,000	New York St Dorm Auth Rev Sec Hosp North Gen Hosp Rfdg	5.750	02/15/18	3,198,240
2,205	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	2,222,221
3,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (FSA Insd)	5.000	02/15/27	2,964,810
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (FSA Insd) (AMT)	5.250	02/15/28	1,746,860
1,000	New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd) (Prerefunded @ 5/15/10)	6.000	05/15/15	1,079,930

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,600	New York St Dorm Auth Rev St Univ Ed Fac, Ser A (MBIA Insd)	5.250%	05/15/15	$4,181,544
5,010	New York St Dorm Auth Rev St Univ Ed Fac, Ser B	5.250	05/15/19	5,648,324
300	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving Fd, Ser A (POL CTL-SRF Insd) (c)	5.750	06/15/12	345,441
500	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd) (c)	5.750	06/15/12	575,735
95	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd)	5.750	06/15/12	107,345
1,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Proj, Ser B	5.250	06/15/20	1,055,370
2,500	New York St Hsg Fin Agy Rev Affordable Hsg, Ser B (AMT)	5.300	11/01/37	2,233,225
875	New York St Mtg Agy Rev Homeowner Mtg, Ser 71 (AMT)	5.400	04/01/29	808,211
7,280	New York St Mtg Agy Rev Homeowner Mtg, Ser 79 (AMT)	5.300	04/01/29	6,640,234
670	New York St Mtg Agy Rev Homeowner Mtg, Ser 101 (AMT)	5.400	04/01/32	613,713
1,555	New York St Mtg Agy Rev Homeowner Mtg, Ser 145 (AMT)	5.050	10/01/29	1,371,152
2,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/26	2,007,480

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000%	04/01/27	$1,988,060
1,625	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,823,981
4,650	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	5,298,815
3,570	Niagara Falls, NY Frontier Auth Trans Arpt Rev Buffalo Niagara Intl Arpt, Ser A (MBIA Insd) (AMT)	5.625	04/01/29	3,088,300
1,060	Niagara Falls, NY Wtr Treatment Plant (MBIA Insd) (AMT)	7.250	11/01/10	1,176,081
35,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	34,491,275
10,000	Porth Auth NY & NJ Cons 152nd (AMT) (a)	5.000	11/01/25	9,375,300
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (MBIA Insd) (AMT)	5.750	12/01/22	1,617,920
2,500	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (MBIA Insd) (AMT)	5.750	12/01/25	1,927,875
1,000	Rockland Cnty, NY Solid Waste Mgmt Auth, Ser B (AMBAC Insd) (AMT)	5.125	12/15/28	838,890
1,000	Saratoga Cnty, NY Indl Dev Agy Civic Fac Rev Saratoga Hosp Proj, Ser B	5.125	12/01/27	812,980
650	Saratoga Cnty, NY Indl Dev Agy Civic Fac Rev Saratoga Hosp Proj, Ser B	5.250	12/01/32	502,554
1,000	Saratoga Cnty, NY Wtr Auth Wtr Sys	5.000	09/01/33	960,320

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,500	Saratoga Cnty, NY Wtr Auth Wtr Sys	5.000%	09/01/38	$1,428,795
1,250	Sodus, NY Ctr Sch Dist Rfdg (MBIA Insd)	5.125	06/15/17	1,353,800
2,170	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (d)	5.375	01/01/27	1,387,954
1,000	Tobacco Settlement Fin Corp NY, Ser B	5.500	06/01/22	1,019,980
1,815	Triborough Brdg & Tunl Auth NY Rev Gen Purp, Ser A	5.000	01/01/32	1,761,911
1,600	Triborough Brdg & Tunl Auth NY Rev Gen Purp, Ser B	5.125	11/15/29	1,603,968
5,000	Tsasc, Inc NY, Ser 1	5.000	06/01/34	3,177,700
13,250	Tsasc, Inc NY, Ser 1	5.125	06/01/42	8,272,240
1,360	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (FSA Insd)	5.000	12/01/35	1,144,685
5,000	Westchester Cnty, NY Indl Dev Agy Continuing Care Retirement Mtg Kendal on Hudson Proj, Ser A (Prerefunded @ 1/01/13)	6.500	01/01/34	6,008,400
7,000	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	4,334,050

				334,331,116

	Guam 0.1%
365	Guam Govt, Ser A	5.250	11/15/37	237,681

	Puerto Rico 6.1%
8,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Rfdg, Ser Y (FSA Insd) (b)	6.250	07/01/21	9,113,360

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000%	07/01/28	$822,420
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	953,660
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwlth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	85,944

				10,975,384

	U.S. Virgin Islands 2.7%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,510,965
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	3,280,470

				4,791,435

Total Long-Term Investments 193.8% (Cost $384,575,485)				350,335,616

Short-Term Investments 5.3%
Municipal Bonds 5.3%
Metropolitan Trans Auth NY Rev Trans, Ser G ($1,600,000 par, coupon 0.390%, 11/01/26 maturity) (LOC: BNP Paribas) (e)(f)	1,600,000
Nassau Cnty, NY Indl Dev Agy Civic Fac Rev Rfdg & Impt Cold Spring Hbr ($1,100,000 par, coupon 0.400%, 01/01/34 maturity) (SPA: Morgan Guaranty Trust) (e)(f)	1,100,000
New York City Muni Wtr Fin Auth Wtr & Swr Rev Second Generation Resolution, Ser BB-1 ($2,500,000 par, coupon 0.350%, 06/15/39 maturity) (SPA: Landesbank Hessen) (e)(f)	2,500,000
New York City Tr Cultural Res Rev American Museum Nat Rfdg, Ser A2 ($2,000,000 par, coupon 0.300%, 04/01/27 maturity) (SPA: Bank of America) (e)(f)	2,000,000
New York St Dorm Auth Rev Cornell Univ, Ser B ($1,200,000 par, coupon 0.550%, 07/01/25 maturity) (SPA: Morgan Guaranty Trust) (e)(f)	1,200,000

Description	Value

Municipal Bonds (continued)
Port Auth NY & NJ Spl Oblig Rev Versatile Structure Oblig Ser 2 ($1,200,000 par, coupon 0.350%, 05/01/19 maturity) (SPA: JP Morgan Chase & Co.) (e)(f)	$1,200,000

Total Short-Term Investments 5.3%
(Cost $9,600,000)	9,600,000

Total Investments 199.1%
(Cost $394,175,485)	359,935,616

Liability for Floating Rate Note Obligations Related to Securities Held (33.0%)
(Cost ($59,655,000))
(59,655) Notes with interest rates ranging from 0.43% to 0.61% at January 31, 2009 and contractual maturities of collateral ranging from 2025 to 2037 (g)	(59,655,000)

Total Net Investments 166.1%
(Cost $334,520,485)	300,280,616

Liabilities in Excess of Other Assets (1.9%)	(3,446,222)

Preferred Shares (including accrued distributions) (64.2%)	(116,011,506)

Net Assets Applicable to Common Shares 100.0%	$180,822,888

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(c)	Escrowed to Maturity

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Fund based on the most recent reset date. The maturity date shown represents the next reset date.

(f)	Variable Rate Coupon

(g)	Floating Rate Notes. The interest rates shown reflect the rates in effect at January 31, 2009.

ACA AGL AMBAC AMT BHAC CIFG Comwlth Connie Lee FGIC FSA LOC MBIA POL CTL-SRF SONYMA SPA	— American Capital Access
—   Assured Guaranty Ltd.
—   AMBAC Indemnity Corp.
—   Alternative Minimum Tax
—   Berkshire Hathaway Assurance Corp.
—   CDC IXIS Financial Guaranty
—   Commonwealth of Puerto Rico
—   Connie Lee Insurance Co.
—   Financial Guaranty Insurance Co.
—   Financial Security Assurance Inc.
—   Letter of Credit
—   Municipal Bond Investors Assurance Corp.
—   State Water Pollution Control Revolving Fund
—   State of New York Mortgage Agency
— Stand by Purchase Agreement
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	359,935,616
Level 3 — Significant Unobservable Inputs	-0-

Total	$359,935,616

Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009